Schedule of Roll Forward of Deferred Financing Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Deferred financing costs, beginning balance	$ 835	$ 1,061
Additions	103	223
Disposals		(449)
Deferred financing costs, ending balance	939	835
Less accumulated amortization	(703)	(468)
Deferred financing costs, net	$ 235	$ 367